Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rental expense for property and equipment under operating lease agreements
Rental expense for property and equipment under all operating lease agreements is as follows:

(in millions)	Years ended December 31,
	2014	2013	2012
Gross rental expense	$199	$202	$158
Less: sublease revenue	(16)	(29)	(4)
Less: Rock-McGraw rent credit	(23)	(20)	(19)
Net rental expense	$160	$153	$135

Future minimum rental commitments
Cash amounts for future minimum rental commitments, including rent payments on the sale-leaseback, under existing non-cancelable leases with a remaining term of more than one year, along with minimum sublease rental income to be received under non-cancelable subleases are shown in the following table.

(in millions)	Rent commitment	Sublease income	Net rent
2015	$152	$(12)	$140
2016	120	(12)	108
2017	109	(11)	98
2018	99	(12)	87
2019	92	(12)	80
2020 and beyond	162	(5)	157
Total	$734	$(64)	$670